Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current
Federal	$ 279	$ 439
State	4	4
Deferred	160	(116)
Income Tax Expense (Benefit)	$ 448	$ 328